Financial Statement Balances and Amounts of VIEs and Subsidiaries Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions Among VIEs and Subsidiaries within Group (Detail)
¥ in Millions, $ in Millions
		3 Months Ended			9 Months Ended
		Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents		$ 2,297			$ 2,297			¥ 15,775	¥ 11,084
Short-term investments		12,917			12,917			88,716	89,381
Accounts receivable, net		794			794			5,455	4,571
Total current assets		20,382			20,382			139,982	151,169
Fixed assets, net		2,358			2,358			16,197	12,475
Intangible assets, net		1,271			1,271			8,732	5,467
Long-term investments, net		11,734			11,734			80,589	56,283
Total non-current assets		19,707			19,707			135,354	100,559
Total		40,089			40,089			275,336	251,728
Accounts payable and accrued liabilities		4,914			4,914			33,743	27,523
Customer advances and deposits		1,106			1,106			7,599	6,785
Total current liabilities		7,661			7,661			52,613	82,057
Non-current		7,262			7,262			49,879	39,299
Total liabilities		14,923			14,923			102,492	121,356
Total revenues		4,106	¥ 28,203		10,932	¥ 75,082
Total revenues				¥ 23,489			¥ 61,254
Net income (loss)		1,659	11,396	7,948	3,205	22,014	14,129
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents		199			199			1,365	4,045
Short-term investments		288			288			1,978	2,052
Accounts receivable, net		569			569			3,907	3,021
Others		638			638			4,381	5,280
Total current assets		1,694			1,694			11,631	14,398
Fixed assets, net		628			628			4,310	2,845
Intangible assets, net		514			514			3,528	2,104
Long-term investments, net		2,650			2,650			18,197	10,614
Others		1,559			1,559			10,710	6,488
Total non-current assets		5,351			5,351			36,745	22,051
Total		7,045			7,045			48,376	36,449
Total current liabilities		3,351			3,351			23,008	18,775
Non-current		747			747			5,128	5,151
Total revenues		1,375	9,444		3,630	24,931
Total revenues				7,954			21,733
Net income (loss)		(117)	(805)	(139)	(712)	(4,892)	891
Net cash provided by (used in) operating activities		458	3,146	3,640	743	5,101	7,595
Net cash provided by (used in) investing activities		(1,252)	(8,597)	102	(2,503)	(17,193)	(3,123)
Net cash provided by (used in) financing activities		252	¥ 1,728	¥ (2,502)	1,341	¥ 9,208	¥ (3,331)
Variable Interest Entity, Primary Beneficiary | Third-party Liabilities
Variable Interest Entity [Line Items]
Accounts payable and accrued liabilities		1,833			1,833			12,586	14,073
Customer advances and deposits		375			375			2,573	2,288
Others		1,143			1,143			7,849	2,414
Total current liabilities		3,351			3,351			23,008	18,775
Non-current		747			747			5,128	5,151
Total liabilities		4,098			4,098			28,136	23,926
Variable Interest Entity, Primary Beneficiary | Inter-company Liabilities
Variable Interest Entity [Line Items]
Inter-company payable to subsidiaries for technology consulting and service fees	[1]	210			210			1,443	2,828
Others	[1]	1,337			1,337			9,184	4,605
Total liabilities	[1]	$ 1,547			$ 1,547			¥ 10,627	¥ 7,433

[1]	Inter-company liabilities represent payable balances of each VIE due to subsidiaries within the Group pursuant to the technology consulting and service agreements. Other payables to non-VIE subsidiaries within the Group were included in third-party liabilities.